Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 224,139	$ 218,724
Public equities	28,067	23,722
Real estate - investment property	13,233	12,832
Other invested assets	35,306	30,195
Segregated funds net assets	399,788	367,436
Total assets	917,643	880,349
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	2,214	2,079
Debt securities	133,763	128,297
Public equities	25,716	22,071
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	14,339	18,314
Debt securities	7,332	6,566
Public equities	2,351	1,651
Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	6,041	5,774
Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate - investment property	11,421	10,982
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	24,300	19,149
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	22,670	25,215
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	18,706	20,667
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,964	4,548
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	12,607	11,449
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	18,792	19,787
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	24,759	24,345
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	21,888	19,732
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,871	4,613
Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	8	9
Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	1
Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,103	1,172
Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	79	93
Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,647	1,735
Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	58	55
Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	708,989	666,180
Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	361,447	327,437
Level 1 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	25,716	22,071
Level 1 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	2,349	1,651
Level 1 [Member] | Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	6,041	5,774
Level 1 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	257	100
Level 1 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	395,810	357,033
Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	34,060	35,797
Level 2 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	2,214	2,079
Debt securities	133,723	127,787
Level 2 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	14,339	18,314
Debt securities	7,331	6,563
Public equities	2
Level 2 [Member] | Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	18,706	20,667
Level 2 [Member] | Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,964	4,548
Level 2 [Member] | U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	12,607	11,449
Level 2 [Member] | U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	18,792	19,787
Level 2 [Member] | Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	21,888	19,732
Level 2 [Member] | Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,871	4,613
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	8	9
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	1
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,103	1,172
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	79	93
Level 2 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,619	1,690
Level 2 [Member] | Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	58	55
Level 2 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	273,365	274,356
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	4,281	4,202
Total assets	41,915	38,234	$ 35,721
Level 3 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	40	510
Level 3 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	3
Level 3 [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate - investment property	11,421	10,982
Total assets	35,533	30,589	29,753
Level 3 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	24,043	19,049
Level 3 [Member] | Other invested assets [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	24,043	19,049	$ 18,103
Level 3 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	28	45
Level 3 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	$ 39,814	$ 34,791